Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Receivables from employees	$ 80	$ 0
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Related Party Transaction [Line Items]
Amount payable to parent company	5,571	6,731
Amount contributed to affiliate	$ 89,967	$ 49,187